Property and Equipment, Net	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

Note 7 – PROPERTY AND EQUIPMENT, NET

As of December 31, 2020 and 2019, property and equipment consist of the following:

	December 31,
	2020	2019
Electronic equipment	$16,771,570	$12,714,533
Office furniture and equipment	4,449,042	3,760,690
Motor vehicles	895,249	760,635
Construction in progress	978,010	438,709
Computer software	1,464,518	1,121,528
Leasehold improvements	4,246,532	3,466,295
Total property and equipment	28,804,921	22,262,390

Accumulated depreciation	(16,261,765)	(12,146,608)

Property and equipment, net	$12,543,156	$10,115,782

Depreciation expenses for the years ended December 31, 2020, 2019 and 2018 were $4,070,582, $3,404,912, and $2,635,242, respectively.

For the years ended December 31, 2020, 2019 and 2018, the Company acquired property and equipment on credit in the amount of $7,200, $24,512 and $88,112.